Other Gains - Net - Schedule of Other Gains - Net (Parenthetical) (Details) $ in Thousands, ¥ in Millions	1 Months Ended		6 Months Ended
	Apr. 30, 2023 CNY (¥)	Apr. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Other Income (Losses) Net [Abstract]
Loss incurred on disposal of land use rights	¥ 0.3	$ 40	¥ 0.3	$ 40
Losses recovered from cyber insurance					¥ 1.0